Condensed Consolidated Statements of Changes in Convertible Preferred Stock, Noncontrolling Interests And Equity - USD ($)		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Convertible Preferred Stock	Preferred Stock	Preferred Stock Convertible Preferred Stock	Redeemable Noncontrolling Interests	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Class C Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interest	BOWX ACQUISITION CORP [Member]	BOWX ACQUISITION CORP [Member] Class A Common Stock	BOWX ACQUISITION CORP [Member] Class B Common Stock		BOWX ACQUISITION CORP [Member] Additional Paid-in Capital	BOWX ACQUISITION CORP [Member] Accumulated Deficit
Temporary Equity, Beginning balance at Dec. 31, 2017						$ 3,405,435,000	$ 854,577,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2017						170,300,623
Balance at Dec. 31, 2017		$ (1,302,451,000)						$ 30,000	$ 132,000		$ 407,804,000	$ (9,924,000)	$ (1,700,493,000)
Balance, shares at Dec. 31, 2017								30,299,542	131,787,453
Issuance of noncontrolling interests		78,739,000					720,513,000				24,666,000	(2,260,000)			$ 56,333,000
Stock-based compensation		85,842,000						$ 1,000			85,657,000				184,000
Stock-based compensation, shares								419,217	74,538
Exercise of warrants, net		571,000							$ 2,000		569,000
Exercise of warrants, net, shares									1,577,434
Issuance of stock in connection with acquisitions		124,826,000				$ 93,261,000	55,105,000				119,530,000	1,098,000			4,198,000
Issuance of stock in connection with acquisitions, shares						1,456,948		65,515
Issuance of stockholder notes receivable		(19,599,000)									(19,599,000)
Issuance of stock for services rendered		18,220,000					1,798,000				15,663,000				2,557,000
Issuance of stock for services rendered, shares								62,351
Exercise of stock options		2,934,000									2,934,000
Exercise of stock options, shares								114,614	443,513
Transactions with principal shareholder		169,961,000									169,961,000
Transfer of Common Stock Class B to Class A, shares								18,182	(18,182)
Gain on transfer to consolidated variable interest entity		1,217,000									1,217,000
Common share repurchase and retirement		(10,439,000)									(10,439,000)
Common share repurchase and retirement, shares									(204,580)
Other comprehensive income (loss), net of tax		26,888,000					(19,222,000)					26,597,000			291,000
Net income (loss)		(1,635,285,000)											(1,610,792,000)		(24,493,000)
Net income (loss)		(1,927,419,000)					(292,134,000)
Balance at Dec. 31, 2018		(2,458,576,000)						$ 31,000	$ 134,000		797,963,000	15,511,000	(3,311,285,000)		39,070,000
Balance at Dec. 31, 2018			$ 1,701,000											$ 1,701,000
Balance, shares at Dec. 31, 2018								30,979,421	133,660,176
Temporary Equity, Ending balance at Dec. 31, 2018						$ 3,498,696,000	1,320,637,000
Temporary Equity, Ending balance, shares at Dec. 31, 2018				171,758,000		171,757,571
Issuance of noncontrolling interests		339,773,000					203,382,000				9,329,000				330,444,000
Stock-based compensation		236,637,000				$ 391,000					236,107,000				530,000
Stock-based compensation, shares								400,700	105,664
Exercise of warrants, net						$ 2,119,446,000
Exercise of warrants, net, shares						39,968,652		187
Distributions to noncontrolling interests		(40,000,000)													(40,000,000)
Settlement of stockholder notes receivable		9,210,000				$ (2,732,000)					9,210,000
Settlement of stockholder notes receivable , shares						(97,229)		(301,630)
Issuance of stock in connection with acquisitions		66,886,000				$ 134,826,000		$ 2,000			61,415,000				5,469,000
Issuance of stock in connection with acquisitions, shares						1,609,744		1,713,293
Issuance of shares in connection with convertible note conversion						$ 722,977,000
Issuance of shares in connection with convertible note conversion, shares						9,090,909
Issuance of stock for services rendered		21,387,000									17,613,000				3,774,000
Issuance of stock for services rendered, shares								7,588
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ (43,000)	43,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										(42,888,903)
Exercise of stock options		38,303,000						$ 1,000	$ 2,000		38,300,000
Exercise of stock options, shares								1,547,658	2,411,978
Transactions with principal shareholder		709,929,000									709,929,000
Issuance of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ 71,000	(71,000)
Issuance of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										70,641,226
Transfer of Common Stock Class B to Class A								$ 7,000	$ (7,000)
Transfer of Common Stock Class B to Class A, shares								6,957,164	(6,957,164)
Other comprehensive income (loss), net of tax		(18,122,000)					1,108,000					(18,122,000)
Net income (loss)		(3,281,840,000)											(3,264,738,000)		(17,102,000)
Net income (loss)		(3,774,887,000)					(493,047,000)
Balance at Dec. 31, 2019		(4,374,712,000)						$ 41,000	$ 129,000	$ 28,000	1,879,838,000	(2,611,000)	(6,574,322,000)		322,185,000
Balance at Dec. 31, 2019		$ (4,696,897,000)	190,000											190,000
Balance, shares at Dec. 31, 2019								41,304,381	129,220,654	27,752,323
Temporary Equity, Ending balance at Dec. 31, 2019					$ 6,473,604,000	$ 6,473,604,000	1,032,080,000
Temporary Equity, Ending balance, shares at Dec. 31, 2019		222,329,647		222,329,000	222,329,647	222,329,647
Issuance of noncontrolling interests		$ 528,000					101,000								528,000
Stock-based compensation		166,861,000			$ 257,000				$ 52,832,000		166,851,000				10,000
Stock-based compensation, shares								251,324
Acquisition of noncontrolling interests		(187,523,000)			$ 280,345,000		(92,822,000)				(197,949,000)	10,426,000
Acquisition of noncontrolling interests, shares					34,482,759
Exercise of warrants, net					$ 911,121,000
Exercise of warrants, net, shares					112,068,966
Distributions to noncontrolling interests		(315,015,000)									(42,801,000)				(272,214,000)
Settlement of stockholder notes receivable		11,140,000									11,140,000
Settlement of stockholder notes receivable , shares								(206,147)
Issuance of stock for services rendered		10,071,000									8,204,000				1,867,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ (3,000)	3,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										(2,522,930)
Exercise of stock options		125,000							68,386,000		125,000
Exercise of stock options, shares								16,334
Other comprehensive income (loss), net of tax		58,197,000					12,304,000					58,197,000
Net income (loss)		(1,062,314,000)											(1,047,698,000)		(14,616,000)
Net income (loss)		(1,666,077,000)					(603,763,000)
Balance at Jun. 30, 2020		$ (5,692,452,000)						$ 41,000	$ 129,000	$ 25,000	1,825,411,000	66,012,000	(7,621,830,000)		37,760,000
Balance at Jun. 30, 2020											1,825,411,000					$ 1,535		$ 1,208		$ 23,792	$ (23,465)
Balance, shares at Jun. 30, 2020								41,365,892	129,341,872	25,229,393								12,075,000	[1]
Temporary Equity, Ending balance at Jun. 30, 2020					$ 7,665,327,000		347,900,000
Temporary Equity, Ending balance, shares at Jun. 30, 2020					368,881,372
Temporary Equity, Beginning balance at Dec. 31, 2019					$ 6,473,604,000	$ 6,473,604,000	1,032,080,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2019		222,329,647		222,329,000	222,329,647	222,329,647
Balance at Dec. 31, 2019		$ (4,374,712,000)						$ 41,000	$ 129,000	$ 28,000	1,879,838,000	(2,611,000)	(6,574,322,000)		322,185,000
Balance at Dec. 31, 2019		(4,696,897,000)	$ 190,000											$ 190,000
Balance, shares at Dec. 31, 2019								41,304,381	129,220,654	27,752,323
Issuance of noncontrolling interests		544,000					100,100,000								544,000
Stock-based compensation		182,045,000				$ 1,028,000					182,007,000				38,000
Stock-based compensation, shares						31,135		251,324	62,048
Acquisition of noncontrolling interests		(187,523,000)				$ 280,345,000	(92,822,000)				(197,949,000)	10,426,000
Acquisition of noncontrolling interests, shares						34,482,759
Exercise of warrants, net						$ 911,121,000
Exercise of warrants, net, shares						112,068,966
Distributions to noncontrolling interests		(317,264,000)					(6,646,000)				(42,801,000)				(274,463,000)
Settlement of stockholder notes receivable		16,667,000									16,667,000
Settlement of stockholder notes receivable , shares								(206,147)
Issuance of stock in connection with acquisitions		217,000									217,000
Issuance of stock in connection with acquisitions, shares								129,239
Issuance of stock for services rendered		8,215,000									12,874,000				(4,659,000)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ (3,000)	3,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										(2,583,385)
Exercise of stock options		220,000						$ 1,000			219,000
Exercise of stock options, shares								33,808	99,757
Deconsolidation of consolidated subsidiaries		302,689,000									315,604,000				(12,915,000)
Transactions with principal shareholder		21,640,000									21,640,000
Other comprehensive income (loss), net of tax		(166,625,000)					23,161,000					(166,625,000)
Net income (loss)		(3,158,226,000)											(3,129,358,000)		(28,868,000)
Net income (loss)		(3,833,857,000)					(675,631,000)
Balance at Dec. 31, 2020		(7,671,923,000)						$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	5,000,010
Balance at Dec. 31, 2020		$ (7,673,785,000)														5,000,010	$ 339	$ 1,208		9,808,779	(4,810,316)
Balance, shares at Dec. 31, 2020								41,512,605	129,382,459	25,168,938							3,388,816	12,075,000
Temporary Equity, Ending balance at Dec. 31, 2020						$ 7,666,098,000	380,242,000
Temporary Equity, Ending balance, shares at Dec. 31, 2020		368,912,507		368,912,000		368,912,507
Temporary Equity, Beginning balance at Mar. 31, 2020					$ 6,473,861,000		684,741,000
Temporary Equity, Beginning balance, shares at Mar. 31, 2020					222,329,647
Balance at Mar. 31, 2020		$ (4,782,049,000)						$ 41,000	$ 129,000	$ 27,000	1,859,685,000	77,617,000	(6,758,001,000)		38,453,000
Balance, shares at Mar. 31, 2020								41,415,205	129,285,737	27,252,322
Issuance of noncontrolling interests		244,000					101,000								244,000
Stock-based compensation		153,433,000							$ 26,416,000		153,401,000				32,000
Stock-based compensation, shares								86,526
Acquisition of noncontrolling interests		(187,523,000)			$ 280,345,000		(92,822,000)				(197,949,000)	10,426,000
Acquisition of noncontrolling interests, shares					34,482,759
Cancellation of shares		(10,199,000)						$ (1,000)			(10,198,000)
Cancellation of shares ,shares								(536,180)
Exercise of warrants, net					$ 911,121,000
Exercise of warrants, net, shares					112,068,966
Settlement of stockholder notes receivable		6,129,000									6,129,000
Settlement of stockholder notes receivable , shares								(141,658)
Issuance of stock for services rendered		5,037,000									4,103,000				934,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ (2,000)	2,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										(2,022,929)
Exercise of stock options		40,000							29,719,000		40,000
Exercise of stock options, shares								5,819
Other comprehensive income (loss), net of tax		(22,031,000)					586,000					(22,031,000)
Net income (loss)		(865,732,000)											(863,829,000)		(1,903,000)
Net income (loss)		(1,110,438,000)					(244,706,000)
Other		3,521,000													3,521,000
Balance at Jun. 30, 2020		(5,692,452,000)						$ 41,000	$ 129,000	$ 25,000	1,825,411,000	66,012,000	(7,621,830,000)		37,760,000
Balance at Jun. 30, 2020											1,825,411,000					1,535		$ 1,208		23,792	(23,465)
Balance, shares at Jun. 30, 2020								41,365,892	129,341,872	25,229,393								12,075,000	[1]
Temporary Equity, Ending balance at Jun. 30, 2020					$ 7,665,327,000		347,900,000
Temporary Equity, Ending balance, shares at Jun. 30, 2020					368,881,372
Balance at May. 18, 2020																0	$ 0	$ 0		0	0
Balance, shares at May. 18, 2020																	0	0	[1]
Issuance of Class B common stock to initial stockholders																25,000		$ 1,208		23,792
Issuance of Class B common stock to initial stockholders, shares	[1]																	12,075,000
Net income (loss)																(23,465)					(23,465)
Balance at Jun. 30, 2020		(5,692,452,000)						$ 41,000	$ 129,000	$ 25,000	1,825,411,000	66,012,000	(7,621,830,000)		37,760,000
Balance at Jun. 30, 2020											1,825,411,000					1,535		$ 1,208		23,792	(23,465)
Balance, shares at Jun. 30, 2020								41,365,892	129,341,872	25,229,393								12,075,000	[1]
Temporary Equity, Ending balance at Jun. 30, 2020					$ 7,665,327,000		347,900,000
Temporary Equity, Ending balance, shares at Jun. 30, 2020					368,881,372
Balance at May. 18, 2020																0	$ 0	$ 0		0	0
Balance, shares at May. 18, 2020																	0	0	[1]
Issuance of Class B common stock to initial stockholders																25,000		$ 1,208		23,792
Issuance of Class B common stock to initial stockholders, shares																		12,075,000
Sale of units in initial public offering, gross																483,000,000	$ 4,830			482,995,170
Sale of units in initial public offering, gross, shares																	48,300,000
Offering costs																(27,134,434)				(27,134,434)
Excess cash received over the fair value of the private warrants																3,031,600				3,031,600
Common stock subject to possible redemption																(449,111,840)	$ (4,491)			(449,107,349)
Common stock subject to possible redemption, shares																	(44,911,184)
Net income (loss)																(4,810,316)					(4,810,316)
Balance at Dec. 31, 2020		(7,671,923,000)						$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	5,000,010
Balance at Dec. 31, 2020		$ (7,673,785,000)														5,000,010	$ 339	$ 1,208		9,808,779	(4,810,316)
Balance, shares at Dec. 31, 2020								41,512,605	129,382,459	25,168,938							3,388,816	12,075,000
Temporary Equity, Ending balance at Dec. 31, 2020						$ 7,666,098,000	380,242,000
Temporary Equity, Ending balance, shares at Dec. 31, 2020		368,912,507		368,912,000		368,912,507
Common stock subject to possible redemption																5,617,140	$ 56			5,617,084
Common stock subject to possible redemption, shares																	561,714
Net income (loss)																(5,617,146)					(5,617,146)
Balance at Mar. 31, 2021		$ (9,145,690,000)						$ 172,000		$ 25,000	2,683,770,000	(95,819,000)	(11,735,845,000)		2,007,000
Balance at Mar. 31, 2021																5,000,004	$ 395	$ 1,208		15,425,863	(10,427,462)
Balance, shares at Mar. 31, 2021								171,833,523		25,041,666							3,950,530	12,075,000
Temporary Equity, Ending balance at Mar. 31, 2021						$ 8,379,182,000	325,762,000
Temporary Equity, Ending balance, shares at Mar. 31, 2021						498,800,426
Temporary Equity, Beginning balance at Dec. 31, 2020						$ 7,666,098,000	380,242,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2020		368,912,507		368,912,000		368,912,507
Balance at Dec. 31, 2020		$ (7,671,923,000)						$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	5,000,010
Balance at Dec. 31, 2020		(7,673,785,000)														5,000,010	$ 339	$ 1,208		9,808,779	(4,810,316)
Balance, shares at Dec. 31, 2020								41,512,605	129,382,459	25,168,938							3,388,816	12,075,000
Stock-based compensation		159,786,000						$ 1,000			159,785,000
Stock-based compensation, shares								873,142
Exercise of warrants, net						$ 713,084,000		$ 1,000			(1,000)
Exercise of warrants, net, shares						129,887,919		494
Issuance of shares in connection with convertible note conversion, shares						218,369
Issuance of stock for services rendered		(2,143,000)									(2,143,000)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ (1,000)	1,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										(1,036,363)
Exercise of stock options		11,715,000						$ 5,000			11,710,000
Exercise of stock options, shares								5,396,232
Transactions with principal shareholder		428,289,000									428,289,000
Transfer of Common Stock Class B to Class A								$ 129,000	$ (129,000)
Transfer of Common Stock Class B to Class A, shares								129,382,459	(129,382,459)
Other comprehensive income (loss), net of tax		42,541,000					(24,221,000)					42,541,000
Net income (loss)		(2,920,585,000)											(2,921,200,000)		615,000
Net income (loss)		(2,984,705,000)					(64,120,000)									(16,800,861)
Balance at Jun. 30, 2021		(9,958,998,000)						$ 177,000		$ 24,000	2,775,762,000	(116,269,000)	(12,624,690,000)		5,998,000	5,000,009
Balance at Jun. 30, 2021		$ (9,964,996,000)														5,000,009	$ 507	$ 1,208		26,609,471	(21,611,177)
Balance, shares at Jun. 30, 2021								176,628,752		24,132,575							5,068,902	12,075,000
Temporary Equity, Ending balance at Jun. 30, 2021						$ 8,379,182,000	291,901,000
Temporary Equity, Ending balance, shares at Jun. 30, 2021		499,018,795				499,018,795
Temporary Equity, Beginning balance at Mar. 31, 2021						$ 8,379,182,000	325,762,000
Temporary Equity, Beginning balance, shares at Mar. 31, 2021						498,800,426
Balance at Mar. 31, 2021		$ (9,145,690,000)						$ 172,000		$ 25,000	2,683,770,000	(95,819,000)	(11,735,845,000)		2,007,000
Balance at Mar. 31, 2021																5,000,004	$ 395	$ 1,208		15,425,863	(10,427,462)
Balance, shares at Mar. 31, 2021								171,833,523		25,041,666							3,950,530	12,075,000
Common stock subject to possible redemption																11,183,720	$ 112			11,183,608
Common stock subject to possible redemption, shares																	1,118,372
Stock-based compensation		91,595,000						$ 1,000			91,594,000
Stock-based compensation, shares								873,142
Cancellation of shares		(10,199,000)						$ (1,000)			(10,198,000)
Cancellation of shares ,shares								(536,180)
Exercise of warrants, net								$ 1,000			(1,000)
Exercise of warrants, net, shares								4,494
Issuance of shares in connection with convertible note conversion, shares						218,369
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C										$ (1,000)	1,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares										(909,091)
Exercise of stock options		10,600,000						$ 4,000			10,596,000
Exercise of stock options, shares								4,457,773
Other comprehensive income (loss), net of tax		(20,450,000)					273,000					(20,450,000)
Net income (loss)		(888,375,000)											(888,845,000)		470,000
Net income (loss)		(922,509,000)					(34,134,000)									(11,183,715)					(11,183,715)
Other		3,521,000													3,521,000
Balance at Jun. 30, 2021		(9,958,998,000)						$ 177,000		$ 24,000	$ 2,775,762,000	$ (116,269,000)	$ (12,624,690,000)		$ 5,998,000	5,000,009
Balance at Jun. 30, 2021		$ (9,964,996,000)														$ 5,000,009	$ 507	$ 1,208		$ 26,609,471	$ (21,611,177)
Balance, shares at Jun. 30, 2021								176,628,752		24,132,575							5,068,902	12,075,000
Temporary Equity, Ending balance at Jun. 30, 2021						$ 8,379,182,000	$ 291,901,000
Temporary Equity, Ending balance, shares at Jun. 30, 2021		499,018,795				499,018,795

[1]	This number included up to 1,575,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in party by the underwriter. On August 13, 2020, the underwriter fully exercised the over-allotment option; thus, these shares were no longer subject to forfeiture.